SUPPLEMENT TO THE
FIDELITY'S TARGETED
INTERNATIONAL EQUITY
FUNDS PROSPECTUS
DATED DECEMBER 30, 1995
The following information replaces the similar information found in the "Charter" section beginning on page P-21:
   Alexandra Edzard is manager of Germany Fund, which she has managed since September 1996. Ms. Edzard joined Fidelity Investments Limited as an analyst in 1994. Previously, she was an investment officer for Deutsche Bank AG in London, from 1991 to 1994.
Shigeki Makino is vice president and manager of Japan Fund and Pacific Basin Fund, which he has managed since October 1994 and May 1996, respectively. Previously, he was an analyst. Mr. Makino joined Fidelity in 1990.
Thomas Sweeney is vice president and manager of Canada Fund, which he has managed since March 1996. Previously, he managed Capital Appreciation and Select Paper and Forest Products. Mr. Sweeney joined Fidelity in 1985. (small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for all the funds. Currently, FIIA exercises discretionary management authority over Southeast Asia Fund, Hong Kong and China Fund, Japan Fund, and Pacific Basin Fund in its capacity as sub-adviser.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England, serves as a sub-adviser for all the funds. Currently, FIIAL U.K. exercises discretionary management authority over Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund in its capacity as sub-adviser.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, and Southeast Asia Fund. Currently, FIJ exercises discretionary management authority over Japan Small Companies Fund.
The following information supplements the section entitled "Securities and Investment Practices" beginning on page P-25:
CASH MANAGEMENT. A fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section on page P-38:
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.) FINANCIAL HIGHLIGHTS
The following information supplements the information set forth in the Prospectus. The tables report selected data of Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund for a share outstanding throughout the periods November 1, 1995 (commencement of operations) to April 30, 1996 (Unaudited):
FRANCE

                                                       NOVEMBER 1, 1995
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       APRIL 30, 1996
                                                       (UNAUDITED)

SELECTED PER-SHARE DATA                                $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income (loss)                          (.01) F

 Net realized and unrealized gain (loss)                1.72

 Total from investment operations                       1.71

Less Distributions                                      (.04)
From net investment income

Redemption fees added to paid in capital                .04

Net asset value, end of period                           $ 11.71

TOTAL RETURN B, C                                        17.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 7,396

Ratio of expenses to average net assets                  2.00% A, D

Ratio of net investment income (loss) to average net
 assets                                                  (.16)% A

Portfolio turnover rate                                  42% A

Average commission rate E                                $ .1879

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


GERMANY
                                                           NOVEMBER 1, 1995
                                                           (COMMENCEMENT
                                                           OF OPERATIONS) TO
                                                           APRIL 30, 1996
                                                           (UNAUDITED)

SELECTED PER-SHARE DATA   (UNAUDITED)

Net asset value, beginning of period                       $ 10.00

Income from Investment Operations

 Net investment income (loss)                              (.03)

 Net realized and unrealized gain (loss)                   .52

 Total from investment operations                          .49

Redemption fees added to paid in capital                   .02

Net asset value, end of period                             $ 10.51

TOTAL RETURN B, C                                          5.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                    $ 6,187

Ratio of expenses to average net assets                    2.00% A, D

Ratio of net investment income (loss) to average net assets (.77)% A

Portfolio turnover rate                                    74% A

Average commission rate E                                  $ .2294

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES
TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.




HONG KONG AND CHINA
                                                          NOVEMBER 1, 1995
                                                          (COMMENCEMENT
                                                          OF OPERATIONS) TO
                                                          APRIL 30, 1996
                                                           (UNAUDITED)


SELECTED PER-SHARE DATA                                   $ 10.00
Net asset value, beginning of period

Income from Investment Operations

 Net investment income                                    .17 F

 Net realized and unrealized gain (loss)                  .93

 Total from investment operations                         1.10

Less Distributions                                        (.01)
From net investment income

Redemption fees added to paid in capital                 .05

Net asset value, end of period                           $ 11.14

TOTAL RETURN B, C                                       11.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 75,261

Ratio of expenses to average net assets                 2.00% A,
                                                        D

Ratio of net investment income to average net assets     3.10% A

Portfolio turnover rate                                  96% A

Average commission rate E                               $ .0066

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY
DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



JAPAN SMALL COMPANIES
                                                      NOVEMBER 1, 1995
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      APRIL 30, 1996
                                                      (UNAUDITED)


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.00

Income from Investment Operations

 Net investment income                                .01 E

 Net realized and unrealized gain (loss)              1.34

 Total from investment operations                     1.35

Redemption fees added to paid in capital               .02

Net asset value, end of period                        $ 11.37

TOTAL RETURN B, C                                     13.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 149,051

Ratio of expenses to average net assets               1.38% A

Ratio of net investment income to average net assets .11% A

Portfolio turnover rate                              51% A

Average commission rate D                            $ .0576

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.



NORDIC
                                                    NOVEMBER 1, 1995
                                                    (COMMENCEMENT
                                                    OF OPERATIONS) TO
                                                    APRIL 30, 1996
                                                    (UNAUDITED)


SELECTED PER-SHARE DATA


Net asset value, beginning of period                $ 10.00

Income from Investment Operations

 Net investment income                             .09

 Net realized and unrealized gain (loss)           .70

 Total from investment operations                  .79

Redemption fees added to paid in capital           .01

Net asset value, end of period                     $ 10.80

TOTAL RETURN B, C                                  8.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)            $ 7,908

Ratio of expenses to average net assets             2.00% A,
                                                    D

Ratio of net investment income to average net assets  2.85% A

Portfolio turnover rate                             75% A

Average commission rate E                           $ .0514

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.



UNITED KINGDOM
                                                 NOVEMBER 1, 1995
                                                (COMMENCEMENT
                                                OF OPERATIONS) TO
                                                APRIL 30, 1996
                                               (UNAUDITED)

SELECTED PER-SHARE DATA


Net asset value, beginning of period            $ 10.00

Income from Investment Operations

 Net investment income                          .10

 Net realized and unrealized gain (loss)        .63

 Total from investment operations               .73

Less Distributions                               (.04)
From net investment income

 Redemption fees added to paid in capital        -

Net asset value, end of period                   $ 10.69

TOTAL RETURN B, C                                7.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 2,199

Ratio of expenses to average net assets          2.00% A,
                                                 D

Ratio of net investment income to average net assets 2.23% A

Portfolio turnover rate                           30% A

Average commission rate E                        $ .0082

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.
